UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2013

Date of reporting period:	4/30/2013

Item 1. Schedule of Investments

Prudential MoneyMart Assets, Inc.

Schedule of Investments

as of April 30, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 15.5%
Bank of Montreal	0.200%		06/19/13	5,000	$ 5,000,000
Bank of Montreal (Chicago Branch)	0.330%	(a)	11/15/13	1,000	1,000,177
Bank of Montreal (Chicago Branch)	0.774%	(a)	09/23/13	1,000	1,002,118
Bank of Nova Scotia Houston	0.330%	(a)	10/16/13	4,000	4,000,203
Bank of Nova Scotia Houston	0.500%	(a)	11/18/13	3,000	3,003,527
Bank of Nova Scotia Houston	0.630%	(a)	09/17/13	800	800,934
Bank of Nova Scotia Houston	0.792%	(a)	02/10/14	1,600	1,605,683
Bank of Nova Scotia Houston	0.851%	(a)	01/27/14	4,000	4,015,197
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.220%		06/10/13	5,000	5,000,000
Branch Banking & Trust Co.	0.180%		08/05/13	6,000	6,000,000
Chase Bank USA NA	0.180%		06/06/13	2,000	2,000,000
Credit Suisse (NY Branch)	0.776%	(a)	07/25/13	1,000	1,000,000
Deutsche Bank AG	0.230%		06/27/13	2,000	2,000,000
Deutsche Bank AG	0.250%		07/15/13	1,500	1,500,000
JPMorgan Chase & Co.	0.250%		10/02/13	3,000	3,000,000
National Australia Bank Ltd.	0.966%	(a)	08/06/13	1,000	1,001,884
Norinchukin Bank (NY Branch)	0.180%		05/08/13	4,000	4,000,000
Rabobank Nederland (NY Branch)	0.448%	(a)	05/02/13	5,000	4,999,999
Royal Bank of Canada	0.360%	(a)	01/25/14	1,000	1,000,000
Royal Bank of Canada (NY Branch)	0.328%	(a)	07/11/13	6,000	6,000,000
Royal Bank of Canada (NY Branch)	0.350%	(a)	03/26/14	2,000	2,000,000
Societe Generale	0.220%		06/03/13	5,000	5,000,000
Societe Generale	0.240%		05/01/13	4,000	4,000,000
Sumitomo Mitsui Banking Corp.	0.240%		06/11/13	2,000	2,000,000
Sumitomo Mitsui Banking Corp.	0.240%		06/12/13	3,000	3,000,000
Sumitomo Mitsui Trust Bank Ltd.	0.180%		05/07/13	4,000	4,000,000
Svenska Handelsbanken AB	0.215%		08/26/13	5,000	5,000,081
Toronto Dominion Bank	0.180%		05/20/13	5,000	5,000,000
Toronto Dominion Bank	0.276%	(a)	07/26/13	5,000	5,000,000
Wells Fargo Bank NA	0.190%		10/09/13	3,000	3,000,000
Wells Fargo Bank NA	0.200%		12/06/13	4,000	4,000,000
Westpac Banking Corp. (NY Branch)	0.374%	(a)	05/03/13	2,200	2,200,011

					102,129,814

COMMERCIAL PAPER — 14.8%
ABN AMRO Funding USA LLC, 144A	0.270%	(b)	08/14/13	1,000	999,212
ABN AMRO Funding USA LLC, 144A	0.270%	(b)	09/04/13	4,000	3,996,220
Australia & New Zealand Banking Group Ltd., 144A	0.195%	(b)	08/09/13	2,000	1,998,917
Credit Agricole North America, Inc.	0.210%	(b)	06/03/13	5,000	4,999,037
DNB Bank ASA, 144A	0.210%	(b)	07/08/13	1,000	999,603
DNB Bank ASA, 144A	0.215%	(b)	06/03/13	4,000	3,999,212
DNB Bank ASA, 144A	0.255%	(b)	08/06/13	5,000	4,996,565
DNB Bank ASA, 144A	0.356%		01/22/14	2,000	2,000,000
DNB Bank ASA, 144A	0.430%		09/20/13	3,000	3,000,000
Electricite de France, 144A	0.218%	(b)	07/18/13	4,000	3,998,093
Electricite de France, 144A	0.240%	(a)	07/05/13	1,000	999,567
HSBC Bank PLC, 144A	0.348%		01/31/14	5,000	5,000,000
HSBC USA, Inc.	0.230%	(b)	05/28/13	2,000	1,999,655
ING (U.S.) Funding LLC	0.260%	(b)	07/30/13	3,000	2,998,050
JPMorgan Chase & Co.	0.304%		09/03/13	3,500	3,500,000
Nestle Capital Corp, 144A	0.200%	(b)	09/06/13	3,000	2,997,867
PSP Capital, Inc., 144A	0.170%	(b)	07/02/13	1,000	999,707
PSP Capital, Inc., 144A	0.170%	(b)	07/03/13	2,000	1,999,405
PSP Capital, Inc., 144A	0.180%	(b)	06/17/13	1,000	999,765
Sanofi Aventis, 144A	0.160%		06/27/13	5,000	4,998,733
Sanofi Aventis, 144A	0.160%	(b)	06/28/13	4,000	3,998,969
Skandinaviska Enskilda Banken AB, 144A	0.220%	(b)	06/21/13	6,000	5,998,130
State Street Corp.	0.170%	(b)	06/05/13	5,000	4,999,174

Straight-A Funding LLC, 144A	0.160%(b)	06/11/13	2,000	1,999,635
Straight-A Funding LLC, 144A	0.170%(b)	06/18/13	12,000	11,997,280
Svenska Handelsbanken, Inc., 144A	0.230%(b)	05/02/13	2,000	1,999,987
Swedbank AB	0.250%(b)	05/08/13	2,000	1,999,903
Toyota Motor Credit Corp.	0.140%(b)	07/02/13	1,000	999,759
U.S. Bank National Association	0.150%	07/01/13	6,000	6,000,000

				97,472,445

OTHER CORPORATE OBLIGATIONS — 9.5%
Australia & New Zealand Banking Group Ltd., MTN, 144A	0.954%(a)	09/24/13	2,000	2,005,704
Credit Suisse (NY Branch), MTN	5.000%	05/15/13	5,000	5,009,256
General Electric Capital Corp., MTN	0.783%(a)	02/06/14	2,455	2,464,118
General Electric Capital Corp., MTN	1.130%(a)	01/07/14	4,000	4,023,680
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A	1.078%(a)	01/17/14	7,730	7,769,487
John Deere Capital Corp., MTN	0.427%(a)	07/15/13	1,000	1,000,352
JPMorgan Chase & Co.	4.750%	05/01/13	3,850	3,850,000
JPMorgan Chase Bank NA	0.373%(a)	06/18/13	3,000	3,000,691
Metlife Insurance Funding II, 144A	0.349%(a)	01/10/14	2,000	2,000,000
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.029%(a)	01/10/14	3,000	3,014,114
National Australia Bank Ltd., 144A	1.040%(a)	12/10/13	2,000	2,009,504
New York Life Global Funding, 144A	1.850%	12/13/13	5,000	5,046,495
Royal Bank of Canada	0.578%(a)	04/17/14	2,000	2,005,794
Total Capital Canada Ltd.	0.658%(a)	01/17/14	3,000	3,008,948
Toyota Motor Credit Corp., MTN	0.281%(a)	12/09/13	3,000	3,000,000
Toyota Motor Credit Corp., MTN	0.289%(a)	04/07/14	6,000	6,000,000
Wachovia Corp., MTN	2.069%(a)	05/01/13	2,000	2,000,000
Westpac Banking Corp., MTN, 144A	0.701%(a)	06/14/13	5,000	5,002,438

				62,210,581

TIME DEPOSITS — 3.0%
Australia & New Zealand Banking Group Ltd.	0.160%	05/07/13	8,000	8,000,000
Credit Agricole SA	0.180%	05/01/13	3,000	3,000,000
U.S. Bank National Association	0.150%	05/01/13	9,000	9,000,000

				20,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 41.2%
Federal Farm Credit Bank	0.090%(b)	07/01/13	3,000	2,999,542
Federal Farm Credit Bank	0.139%(a)	09/19/13	3,000	2,999,883
Federal Home Loan Bank	0.061%(a)	12/11/13	4,000	3,996,942
Federal Home Loan Bank	0.070%(b)	05/28/13-06/11/13	5,000	4,999,596
Federal Home Loan Bank	0.080%(b)	07/15/13-10/17/13	5,000	4,998,527
Federal Home Loan Bank	0.083%(b)	07/05/13	6,000	5,999,094
Federal Home Loan Bank	0.083%(a)	08/13/13	1,000	999,872
Federal Home Loan Bank	0.088%(b)	07/31/13	7,000	6,998,263
Federal Home Loan Bank	0.090%(b)	08/08/13	1,000	999,752
Federal Home Loan Bank	0.095%(b)	06/28/13	3,000	2,999,541
Federal Home Loan Bank	0.096%(b)	06/07/13	2,000	1,999,805
Federal Home Loan Bank	0.096%(a)	01/27/14	2,000	1,999,118
Federal Home Loan Bank	0.097%(b)	06/26/13-07/17/13	8,000	7,998,667
Federal Home Loan Bank	0.100%(b)	05/20/13-07/24/13	11,000	10,998,578
Federal Home Loan Bank	0.100%(a)	09/19/13	7,000	6,999,282
Federal Home Loan Bank	0.110%(b)	05/10/13	2,000	1,999,945
Federal Home Loan Bank	0.117%(b)	07/01/13	2,000	1,999,610

Federal Home Loan Bank	0.120%(b)	06/06/13	4,000	3,999,520
Federal Home Loan Bank	0.125%	07/24/13	1,650	1,650,013
Federal Home Loan Bank	0.126%(b)	05/31/13	4,000	3,999,600
Federal Home Loan Bank	0.129%(b)	05/22/13	3,000	2,999,771
Federal Home Loan Bank	0.130%(b)	05/15/13-06/05/13	11,000	10,999,010
Federal Home Loan Bank	0.136%(b)	05/29/13	12,000	11,998,735
Federal Home Loan Bank	0.148%(a)	11/26/13	4,000	3,999,538
Federal Home Loan Bank	0.150%	09/11/13-09/27/13	8,000	7,999,817
Federal Home Loan Bank	0.153%(a)	04/04/14	4,000	3,999,812
Federal Home Loan Bank	0.157%(a)	02/28/14	5,000	4,998,846
Federal Home Loan Bank	0.160%(b)	05/02/13	4,000	3,999,989
Federal Home Loan Bank	0.163%(a)	11/13/13	3,000	3,000,000
Federal Home Loan Bank	0.168%(a)	11/26/13	4,000	4,000,000
Federal Home Loan Bank	0.180%(b)	05/03/13	5,000	4,999,973
Federal Home Loan Bank	0.240%	05/29/13	1,000	1,000,082
Federal Home Loan Bank	1.875%	06/21/13	3,000	3,007,221
Federal Home Loan Mortgage Corp.	0.100%(b)	07/01/13-07/12/13	11,000	10,997,978
Federal Home Loan Mortgage Corp.	0.113%(b)	06/10/13	2,000	1,999,749
Federal Home Loan Mortgage Corp.	0.120%(b)	08/12/13-08/27/13	4,000	3,998,477
Federal Home Loan Mortgage Corp.	0.127%(b)	05/21/13	2,000	1,999,861
Federal Home Loan Mortgage Corp.	0.139%(a)	09/13/13	19,000	18,998,259
Federal Home Loan Mortgage Corp.	0.150%(a)	06/17/13	2,000	2,000,003
Federal Home Loan Mortgage Corp.	0.150%(a)	05/06/13	1,000	999,997
Federal Home Loan Mortgage Corp.	0.154%(a)	06/03/13	1,000	1,000,000
Federal Home Loan Mortgage Corp.	0.160%(b)	10/22/13-10/29/13	5,000	4,996,040
Federal Home Loan Mortgage Corp.	3.500%	05/29/13	1,250	1,253,314
Federal National Mortgage Association	0.080%(b)	05/20/13	3,000	2,999,873
Federal National Mortgage Association	0.085%(b)	08/19/13	11,000	10,996,700
Federal National Mortgage Association	0.101%(b)	07/01/13	7,000	6,998,814
Federal National Mortgage Association	0.110%(b)	05/01/13	6,000	6,000,000
Federal National Mortgage Association	0.110%(b)	07/03/13	4,000	3,999,230
Federal National Mortgage Association	0.112%(b)	07/02/13-07/23/13	13,000	12,997,193
Federal National Mortgage Association	0.116%(b)	07/22/13	5,000	4,998,702
Federal National Mortgage Association	0.126%(b)	08/15/13	4,000	3,998,587
Federal National Mortgage Association	0.127%(b)	07/19/13	4,000	3,998,771
Federal National Mortgage Association	0.135%(b)	05/15/13	3,000	2,999,860
Federal National Mortgage Association	0.143%(b)	06/25/13	1,000	999,756
Federal National Mortgage Association	0.153%(b)	05/22/13	2,000	1,999,813
Federal National Mortgage Association	1.000%	09/23/13	6,000	6,020,349
Federal National Mortgage Association	1.050%	10/22/13	5,000	5,021,354

				270,910,624

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bills	0.108%(b)	06/06/13	11,000	10,998,820
U.S. Treasury Bills	0.110%(b)	05/09/13	2,000	1,999,947
U.S. Treasury Bills	0.123%(b)	05/23/13	3,000	2,999,774
U.S. Treasury Notes	0.125%	09/30/13	5,000	4,999,748
U.S. Treasury Notes	0.250%	10/31/13	6,000	6,003,225

				27,001,514

REPURCHASE AGREEMENTS(c) — 12.7%
Barclay Capital, Inc., 0.12%, dated 04/30/13, due 05/07/13 in the amount of $12,000,280	12,000	12,000,000
Deutsche Bank Securities, Inc., 0.17%, dated 04/30/13, due 05/01/13 in the amount of $36,806,174	36,806	36,806,000
Goldman Sachs & Co., 0.10%, dated 04/29/13, due 05/06/13 in the amount of $5,000,097	5,000	5,000,000
Goldman Sachs & Co., 0.13%, dated 04/30/13, due 05/03/13 in the amount of $7,000,076	7,000	7,000,000
Merrill Lynch & Co., 0.14%, dated 04/30/13, due 05/07/13 in the amount of $5,000,136	5,000	5,000,000
Merrill Lynch & Co., 0.15%, dated 04/30/13, due 07/01/13 in the amount of $11,002,842(d)	11,000	11,000,000
Morgan Stanley & Co., 0.14%, dated 04/30/13, due 05/07/13 in the amount of $7,000,191	7,000	7,000,000

		83,806,000

TOTAL INVESTMENTS — 100.8% (amortized cost $663,530,978)(e)		663,530,978
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(5,329,414)

NET ASSETS — 100.0%		$658,201,564

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualitified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FNMA	Federal National Mortgage Association
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2013.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Repurchase agreements are collateralized by FNMA (coupon rates 3.000% - 5.500%, maturity dates 10/09/19 - 11/01/42) and U.S. Treasury Notes (coupon rates 0.875% - 6.000%, maturity dates 01/31/18 - 02/15/26), with the aggregate value, including accrued interest of $85,451,165.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$102,129,814	$—
Commercial Paper	—	97,472,445	—
Other Corporate Obligations	—	62,210,581	—
Time Deposits	—	20,000,000	—
U.S. Government Agency Obligations	—	270,910,624	—
U.S. Treasury Obligations	—	27,001,514	—
Repurchase Agreements	—	83,806,000	—

Total	$—	$663,530,978	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may by delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 20, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 20, 2013

*	Print the name and title of each signing officer under his or her signature.